Financial Risk Management - Summary of Accounting Classification and Carrying Amounts of Financial Instruments not Recognised at Fair Value (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, fair value through profit and loss	$ 43,811,798
Financial assets at amortised cost	193,055,950	$ 18,923,347
Financial liabilities at amortised cost	8,047,606	1,152,624
Financial assets, total carrying amount	193,055,950	18,923,347
Financial liabilities, total carrying amount	47,359,404	1,152,624
Trade Receivables – External Customers
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	22,853,115	10,162,246
Financial assets, total carrying amount	22,853,115	10,162,246
Other Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	490,631	1,400
Financial assets, total carrying amount	490,631	1,400
Cash and Cash Equivalents
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	134,025,561	165,298
Financial assets, total carrying amount	134,025,561	165,298
Restricted Cash
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	35,686,643
Financial assets, total carrying amount	35,686,643
Other Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities at amortised cost	6,918,641	1,147,631
Financial liabilities, total carrying amount	2,418,641	1,147,631
Trade Receivables Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost		3,232,810
Financial assets, total carrying amount		3,232,810
Amount Due From Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost		5,361,593
Financial assets, total carrying amount		5,361,593
Amount due to Related Parties
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities at amortised cost		4,993
Financial liabilities, total carrying amount		$ 4,993
Lease Liability
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities at amortised cost	1,128,965
Financial liabilities, total carrying amount	1,128,965
Warrant Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, fair value through profit and loss	43,811,798
Financial liabilities, total carrying amount	$ 43,811,798